Fair Value Measurement - Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	¥ 0	¥ 0	¥ 4,864
Total (losses) gains,Property and equipment, net	(101,794)	(101,984)		$ (15,974)
Total (losses) gains, Intangible assets, net			¥ (545,665)
Equity investments accounted using equity method	236,552	216,126		37,120
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Available-for-sale debt security	1,441	(7,365)
Available-for-sale debt security	262,169	1,830		41,140
Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains, Equity investments with readily determinable fair value		5,327
Total (losses) gains, Equity investments accounted for using fair value option	6,537	857
Equity investments with readily determinable fair value		11,411
Equity investments accounted for using fair value option	362,235	364,298		56,843
Available-for-sale debt security	46,339			7,272
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Property and equipment, net		(9,226)
Total (losses) gains, Intangible assets, net		(17,746)
Total (losses) gains,Equity investments accounted for using the measurement alternative	(284,736)	55,942
Property and equipment, net		85,094
Equity investments accounted for using the measurement alternative	738,292	585,958		$ 115,854
Equity investments accounted using equity method		18,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value		11,411
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt security	262,169	1,830
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using fair value option	362,235	364,298
Available-for-sale debt security	46,339
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net		85,094
Equity investments accounted for using the measurement alternative	¥ 738,292	585,958
Equity investments accounted using equity method		¥ 18,000